UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating revenues
Time charter revenues	$ 312,528	$ 302,391
Voyage charter and pool revenues	9,388	5,792
Drilling contract revenues	48,385	95,844
Interest income – sales-type leases	920	1,396
Profit sharing income	2,601	9,932
Other operating income	5,505	4,624
Total operating revenues	379,327	419,979
Gain/(loss) on sale of vessels	4,242	(17)
Operating expenses
Vessel and rig operating expenses	161,903	146,438
Depreciation	121,775	114,999
Vessel impairment charge	34,093	0
Administrative expenses	9,653	10,825
Total operating expenses	327,424	272,262
Operating income	56,145	147,700
Non-operating income/(expense)
Interest income – long-term loans to associated companies	2,263	2,276
Interest income – other	3,834	4,198
Interest expense	(92,067)	(88,175)
Loss on investments in equity securities	(1,326)	(207)
Interest and valuation (loss)/gain on non-designated derivatives	(2,562)	4,530
Other financial items, net	3,415	(1,416)
Equity in earnings of associated companies	1,146	1,475
(Loss)/Income before taxes	(29,152)	70,381
Tax expense	(1,259)	(4,447)
Net (loss)/income	$ (30,411)	$ 65,934
Per share information:
Basic (loss)/earnings per share (in USD per share)	$ (0.23)	$ 0.52
Diluted (loss)/earnings per share (in USD per share)	$ (0.23)	$ 0.52